NATIONWIDE®

VARIABLE

ACCOUNT-14

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

VAX–0103AO–12/05

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlGrIncA) 5,263 shares (cost $111,821)	$130,952

American Century VP – International Fund – Class I (ACVPInt) 3,659 shares (cost $21,744)	30,115

American Century VP – International Fund – Class III (ASVPInt3) 995 shares (cost $6,498)	8,188

American Century VP – Ultra® Fund – Class I (ACVPUltra) 21,811 shares (cost $205,462)	226,400

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares (BCFTCpAsset) 1,790 shares (cost $41,431)	50,042

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 1,884 shares (cost $23,772)	31,399

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 35,422 shares (cost $1,011,431)	1,127,129

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 4,215 shares (cost $144,073)	156,434

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal) 513 shares (cost $6,442)	8,979

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 9,881 shares (cost $229,727)	250,872

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 1,556 shares (cost $47,775)	52,226

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 11,238 shares (cost $260,995)	347,587

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 1,365 shares (cost $15,651)	21,315

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 1,307 shares (cost $16,269)	20,384

Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2) 23,347 shares (cost $257,925)	266,155

Gartmore GVIT Money Market Fund – Class V (GVITMyMkt5) 459,680 shares (cost $459,680)	459,680

Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr) 2,891 shares (cost $37,507)	45,962

Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal) 4,339 shares (cost $49,785)	50,030

Janus AS – Balanced Portfolio – Service Shares (JanBal) 2,606 shares (cost $70,213)	69,385

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp) 2,323 shares (cost $79,060)	$89,496

PIMCO VIT – Low Duration Portfolio – Administrative Shares (PVITLowDur) 46,205 shares (cost $476,187)	466,206

PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet) 11,784 shares (cost $148,562)	149,535

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet) 94,257 shares (cost $980,930)	965,195

Pioneer VCT – High Yield Portfolio – Class I (PioHiYield) 6,151 shares (cost $70,038)	66,926

Royce Capital Fund – Royce Micro Cap Portfolio (RCFMicroCap) 1,586 shares (cost $17,910)	19,939

T. Rowe Price Mid Cap Growth Fund – II (TRowMidCap2) 827 shares (cost $17,624)	20,929

Total investments	5,131,460

Accounts receivable	–

Total assets	5,131,460

Accounts payable	469

Contract owners’ equity (note 4)	$5,130,991

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	AlGrIncA	ACVPInt	ASVPInt3	ACVPUltra	BCFTCpAsset	DryMidCapIxS	DrySmCapIxS
Reinvested dividends	$101,011	1,856	312	85	–	–	–	–
Mortality and expense risk charges (note 2)	(49,376)	(1,206)	(259)	(69)	(2,074)	(517)	(203)	(284)

Net investment income (loss)	51,635	650	53	16	(2,074)	(517)	(203)	(284)

Proceeds from mutual funds shares sold	1,403,335	1,206	260	70	2,072	18,837	192,973	285
Cost of mutual fund shares sold	(1,260,336)	(1,007)	(206)	(61)	(1,841)	(15,182)	(175,310)	(225)

Realized gain (loss) on investments	142,999	199	54	9	231	3,655	17,663	60
Change in unrealized gain (loss) on investments	(71,310)	4,035	3,164	856	4,524	(3,080)	(19,994)	1,981

Net gain (loss) on investments	71,689	4,234	3,218	865	4,755	575	(2,331)	2,041

Reinvested capital gains	42,898	–	–	–	–	–	–	82

Net increase (decrease) in contract owners’ equity resulting from operations	$166,222	4,884	3,271	881	2,681	58	(2,534)	1,839

Investment activity:	DryStkIx	DryVIFApp	DryVIFIntVal	FidVIPEIS	FidVIPGrS	FidVIPConS	FrVIPForSec2	FrVIPForSec3
Reinvested dividends	$17,654	27	–	4,607	188	716	231	238
Mortality and expense risk charges (note 2)	(11,421)	(1,464)	(77)	(2,455)	(471)	(3,133)	(220)	(210)

Net investment income (loss)	6,233	(1,437)	(77)	2,152	(283)	(2,417)	11	28

Proceeds from mutual funds shares sold	681,523	1,462	78	62,489	474	46,929	30,071	28,746
Cost of mutual fund shares sold	(586,246)	(1,325)	(60)	(57,672)	(443)	(39,943)	(24,041)	(25,054)

Realized gain (loss) on investments	95,277	137	18	4,817	31	6,986	6,030	3,692
Change in unrealized gain (loss) on investments	(58,324)	6,429	827	(9,531)	2,582	40,930	(4,457)	(2,232)

Net gain (loss) on investments	36,953	6,566	845	(4,714)	2,613	47,916	1,573	1,460

Reinvested capital gains	–	–	111	10,649	–	65	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$43,186	5,129	879	8,087	2,330	45,564	1,584	1,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITIDMod2	GVITMyMkt5	GVITSmCapGr	GVITSmCapVal	JanBal	OppCapAp	PVITLowDur	PVITRealRet
Reinvested dividends	$5,863	14,118	–	33	631	775	13,003	4,220
Mortality and expense risk charges (note 2)	(2,357)	(4,958)	(405)	(459)	(27)	(813)	(4,424)	(1,462)

Net investment income (loss)	3,506	9,160	(405)	(426)	604	(38)	8,579	2,758

Proceeds from mutual funds shares sold	2,357	74,556	406	460	27	812	4,424	18,605
Cost of mutual fund shares sold	(2,314)	(74,556)	(352)	(398)	(27)	(722)	(4,468)	(18,171)

Realized gain (loss) on investments	43	–	54	62	–	90	(44)	434
Change in unrealized gain (loss) on investments	8,229	–	3,385	(4,338)	(828)	3,476	(9,526)	(3,027)

Net gain (loss) on investments	8,272	–	3,439	(4,276)	(828)	3,566	(9,570)	(2,593)

Reinvested capital gains	4,376	–	–	5,730	–	–	1,247	1,627

Net increase (decrease) in contract owners’ equity resulting from operations	$16,154	9,160	3,034	1,028	(224)	3,528	256	1,792

Investment activity:	PVITTotRet	PioHiYield	RCFMicroCap	TRowMidCap2
Reinvested dividends	$32,736	3,616	102	–
Mortality and expense risk charges (note 2)	(9,133)	(623)	(422)	(230)

Net investment income (loss)	23,603	2,993	(320)	(230)

Proceeds from mutual funds shares sold	9,112	616	207,039	17,446
Cost of mutual fund shares sold	(9,053)	(633)	(205,939)	(15,087)

Realized gain (loss) on investments	59	(17)	1,100	2,359
Change in unrealized gain (loss) on investments	(24,967)	(4,519)	(4,839)	(2,066)

Net gain (loss) on investments	(24,908)	(4,536)	(3,739)	293

Reinvested capital gains	15,353	2,193	308	1,157

Net increase (decrease) in contract owners’ equity resulting from operations	$14,048	650	(3,751)	1,220

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		AlGrIncA		ACVPInt		ASVPInt3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$51,635	15,671	650	(321)	53	(98)	16	(32)
Realized gain (loss) on investments	142,999	54,962	199	83	54	24	9	–
Change in unrealized gain (loss) on investments	(71,310)	259,072	4,035	10,739	3,164	3,337	856	834
Reinvested capital gains	42,898	45,746	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	166,222	375,451	4,884	10,501	3,271	3,263	881	802

Equity transactions:
Purchase payments received from contract owners	250,108	2,327,246	–	56,928	–	–	–	6,506
Transfers between funds	–	–	–	–	–	–	–	–
Redemptions	(1,284,428)	(280,322)	–	–	–	–	–	–
Adjustments to maintain reserves	(262)	(81)	(1)	2	(1)	(1)	(2)	(6)

Net equity transactions	(1,034,582)	2,046,843	(1)	56,930	(1)	(1)	(2)	6,500

Net change in contract owners’ equity	(868,360)	2,422,294	4,883	67,431	3,270	3,262	879	7,302
Contract owners’ equity beginning of period	5,999,351	3,577,057	126,071	58,640	26,845	23,583	7,302	–

Contract owners’ equity end of period	$5,130,991	5,999,351	130,954	126,071	30,115	26,845	8,181	7,302

CHANGES IN UNITS:
Beginning units	512,353	325,085	10,058	5,165	1,990	1,990	646	–

Units purchased	27,001	327,063	–	4,893	–	–	–	646
Units redeemed	(107,490)	(139,795)	–	–	–	–	–	–

Ending units	431,864	512,353	10,058	10,058	1,990	1,990	646	646

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPUltra		BCFTCpAsset		DryMidCapIxS		DrySmCapIxS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,074)	(1,296)	(517)	(429)	(203)	(587)	(284)	(143)
Realized gain (loss) on investments	231	78	3,655	52	17,663	72	60	26
Change in unrealized gain (loss) on investments	4,524	14,625	(3,080)	11,022	(19,994)	17,434	1,981	4,588
Reinvested capital gains	–	–	–	–	–	4,520	82	605

Net increase (decrease) in contract owners’ equity resulting from operations	2,681	13,407	58	10,645	(2,534)	21,439	1,839	5,076

Equity transactions:
Purchase payments received from contract owners	–	36,940	–	28,798	–	87,588	–	–
Transfers between funds	–	125,056	–	12,683	–	–	–	–
Redemptions	–	–	(18,321)	–	(192,773)	–	–	–
Adjustments to maintain reserves	(1)	(3)	(3)	(6)	3	3	(1)	–

Net equity transactions	(1)	161,993	(18,324)	41,475	(192,770)	87,591	(1)	–

Net change in contract owners’ equity	2,680	175,400	(18,266)	52,120	(195,304)	109,030	1,838	5,076
Contract owners’ equity beginning of period	223,717	48,317	68,297	16,177	195,304	86,274	29,563	24,487

Contract owners’ equity end of period	$226,397	223,717	50,031	68,297	–	195,304	31,401	29,563

CHANGES IN UNITS:
Beginning units	18,428	4,363	4,787	1,411	14,810	7,418	2,017	2,017

Units purchased	–	14,065	–	3,376	–	7,392	–	–
Units redeemed	–	–	(1,362)	–	(14,810)	–	–	–

Ending units	18,428	18,428	3,425	4,787	–	14,810	2,017	2,017

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryStkIx		DryVIFApp		DryVIFIntVal		FidVIPEIS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,233	14,562	(1,437)	1,412	(77)	11	2,152	(407)
Realized gain (loss) on investments	95,277	49,449	137	52	18	10	4,817	182
Change in unrealized gain (loss) on investments	(58,324)	79,052	6,429	2,781	827	1,154	(9,531)	23,329
Reinvested capital gains	–	–	–	–	111	113	10,649	361

Net increase (decrease) in contract owners’ equity resulting from operations	43,186	143,063	5,129	4,245	879	1,288	8,087	23,465

Equity transactions:
Purchase payments received from contract owners	–	649,363	–	73,193	–	–	–	69,407
Transfers between funds	–	(438,344)	–	–	–	–	–	125,055
Redemptions	(670,158)	(203,120)	–	–	–	–	(60,034)	–
Adjustments to maintain reserves	5	56	(1)	7	(2)	(2)	9	–

Net equity transactions	(670,153)	7,955	(1)	73,200	(2)	(2)	(60,025)	194,462

Net change in contract owners’ equity	(626,967)	151,018	5,128	77,445	877	1,286	(51,938)	217,927
Contract owners’ equity beginning of period	1,754,103	1,603,085	151,307	73,862	8,099	6,813	302,811	84,884

Contract owners’ equity end of period	$1,127,136	1,754,103	156,435	151,307	8,976	8,099	250,873	302,811

CHANGES IN UNITS:
Beginning units	141,053	141,271	13,189	6,699	537	537	23,569	7,289

Units purchased	–	56,586	–	6,490	–	–	–	16,280
Units redeemed	(53,650)	(56,804)	–	–	–	–	(4,929)	–

Ending units	87,403	141,053	13,189	13,189	537	537	18,640	23,569

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPGrS		FidVIPConS		FrVIPForSec2		FrVIPForSec3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(283)	(336)	(2,417)	(1,915)	11	48	28	(213)
Realized gain (loss) on investments	31	12	6,986	218	6,030	44	3,692	8
Change in unrealized gain (loss) on investments	2,582	749	40,930	37,645	(4,457)	7,258	(2,232)	6,346
Reinvested capital gains	–	–	65	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,330	425	45,564	35,948	1,584	7,350	1,488	6,141

Equity transactions:
Purchase payments received from contract owners	–	12,404	–	154,519	–	–	–	41,290
Transfers between funds	–	12,683	–	–	–	–	–	–
Redemptions	–	–	(43,796)	–	(29,852)	–	(28,536)	–
Adjustments to maintain reserves	1	6	5	5	(8)	1	(7)	1

Net equity transactions	1	25,093	(43,791)	154,524	(29,860)	1	(28,543)	41,291

Net change in contract owners’ equity	2,331	25,518	1,773	190,472	(28,276)	7,351	(27,055)	47,432
Contract owners’ equity beginning of period	49,898	24,380	345,814	155,342	49,588	42,237	47,432	–

Contract owners’ equity end of period	$52,229	49,898	347,587	345,814	21,312	49,588	20,377	47,432

CHANGES IN UNITS:
Beginning units	4,228	2,113	26,115	13,402	3,443	3,443	4,106	–

Units purchased	–	2,115	–	12,713	–	–	–	4,106
Units redeemed	–	–	(3,436)	–	(2,087)	–	(2,489)	–

Ending units	4,228	4,228	22,679	26,115	1,356	3,443	1,617	4,106

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDMod2		GVITMyMkt5		GVITSmCapGr		GVITSmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$3,506	–	9,160	(339)	(405)	(274)	(426)	(321)
Realized gain (loss) on investments	43	–	–	–	54	5	62	36
Change in unrealized gain (loss) on investments	8,229	–	–	–	3,385	4,689	(4,338)	2,962
Reinvested capital gains	4,376	–	–	–	–	–	5,730	3,399

Net increase (decrease) in contract owners’ equity resulting from operations	16,154	–	9,160	(339)	3,034	4,420	1,028	6,076

Equity transactions:
Purchase payments received from contract owners	250,000	–	–	519,505	–	19,518	–	21,145
Transfers between funds	–	–	(69,609)	(643,732)	–	–	–	–
Redemptions	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(4)	–	12	8	(1)	(5)	–	4

Net equity transactions	249,996	–	(69,597)	(124,219)	(1)	19,513	–	21,149

Net change in contract owners’ equity	266,150	–	(60,437)	(124,558)	3,033	23,933	1,028	27,225
Contract owners’ equity beginning of period	–	–	520,122	644,680	42,922	18,989	49,007	21,782

Contract owners’ equity end of period	$266,150	–	459,685	520,122	45,955	42,922	50,035	49,007

CHANGES IN UNITS:
Beginning units	–	–	52,145	64,589	3,324	1,652	3,230	1,668

Units purchased	21,294	–	–	52,146	–	1,672	–	1,562
Units redeemed	–	–	(6,864)	(64,590)	–	–	–	–

Ending units	21,294	–	45,281	52,145	3,324	3,324	3,230	3,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	JanBal		JPMMidCapGr		JPMMidCapV		OppCapAp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$604	–	–	(12)	–	(12)	(38)	(464)
Realized gain (loss) on investments	–	–	–	1,362	–	1,956	90	38
Change in unrealized gain (loss) on investments	(828)	–	–	(463)	–	(1,213)	3,476	4,437
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(224)	–	–	887	–	731	3,528	4,011

Equity transactions:
Purchase payments received from contract owners	–	–	–	67	–	76	–	40,663
Transfers between funds	69,609	–	–	(21,695)	–	(21,703)	–	–
Redemptions	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	2	–	–	4	–	5	(1)	5

Net equity transactions	69,611	–	–	(21,624)	–	(21,622)	(1)	40,668

Net change in contract owners’ equity	69,387	–	–	(20,737)	–	(20,891)	3,527	44,679
Contract owners’ equity beginning of period	–	–	–	20,737	–	20,891	85,971	41,292

Contract owners’ equity end of period	$69,387	–	–	–	–	–	89,498	85,971

CHANGES IN UNITS:
Beginning units	–	–	–	1,830	–	1,735	7,039	3,581

Units purchased	5,697	–	–	–	–	–	–	3,458
Units redeemed	–	–	–	(1,830)	–	(1,735)	–	–

Ending units	5,697	–	–	–	–	–	7,039	7,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	PVITLowDur		PVITRealRet		PVITTotRet		PioHiYield
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$8,579	1,309	2,758	144	23,603	6,732	2,993	745
Realized gain (loss) on investments	(44)	(345)	434	16	59	201	(17)	2
Change in unrealized gain (loss) on investments	(9,526)	(441)	(3,027)	5,847	(24,967)	11,057	(4,519)	1,407
Reinvested capital gains	1,247	1,418	1,627	5,056	15,353	13,740	2,193	–

Net increase (decrease) in contract owners’ equity resulting from operations	256	1,941	1,792	11,063	14,048	31,730	650	2,154

Equity transactions:
Purchase payments received from contract owners	–	14,639	108	78,821	–	263,227	–	–
Transfers between funds	–	512,586	–	–	–	337,411	–	64,114
Redemptions	–	(77,202)	(17,129)	–	–	–	–	–
Adjustments to maintain reserves	(39)	(51)	(26)	(40)	(203)	(81)	(1)	4

Net equity transactions	(39)	449,972	(17,047)	78,781	(203)	600,557	(1)	64,118

Net change in contract owners’ equity	217	451,913	(15,255)	89,844	13,845	632,287	649	66,272
Contract owners’ equity beginning of period	465,895	13,982	164,747	74,903	951,028	318,741	66,272	–

Contract owners’ equity end of period	$466,112	465,895	149,492	164,747	964,873	951,028	66,921	66,272

CHANGES IN UNITS:
Beginning units	46,445	1,406	15,060	7,385	91,514	31,863	5,680	–

Units purchased	–	52,818	10	7,675	–	61,628	–	5,680
Units redeemed	–	(7,779)	(1,554)	–	–	(1,977)	–	–

Ending units	46,445	46,445	13,516	15,060	91,514	91,514	5,680	5,680

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RCFMicroCap		TRowMidCap2
Investment activity:	2005	2004	2005	2004
Net investment income (loss)	$(320)	(1,851)	(230)	(242)
Realized gain (loss) on investments	1,100	1,358	2,359	23
Change in unrealized gain (loss) on investments	(4,839)	5,246	(2,066)	4,651
Reinvested capital gains	308	16,534	1,157	–

Net increase (decrease) in contract owners’ equity resulting from operations	(3,751)	21,287	1,220	4,432

Equity transactions:
Purchase payments received from contract owners	–	136,384	–	16,265
Transfers between funds	–	(64,114)	–	–
Redemptions	(206,614)	–	(17,215)	–
Adjustments to maintain reserves	5	6	(2)	(3)

Net equity transactions	(206,609)	72,276	(17,217)	16,262

Net change in contract owners’ equity	(210,360)	93,563	(15,997)	20,694
Contract owners’ equity beginning of period	230,312	136,749	36,924	16,230

Contract owners’ equity end of period	$19,952	230,312	20,927	36,924

CHANGES IN UNITS:
Beginning units	16,220	10,860	2,720	1,398

Units purchased	–	10,440	–	1,322
Units redeemed	(14,949)	(5,080)	(1,360)	–

Ending units	1,271	16,220	1,360	2,720

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-14 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b)	The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);

    AIM VIF – Basic Value Fund – Series I Shares (AIMBValue)*

    AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);

    Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlGrIncA)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – International Fund – Class I (ACVPInt)

    American Century VP – International Fund – Class III (ASVPInt3)

    American Century VP – Ultra® Fund – Class I (ACVPUltra)

    American Century VP – Value Fund – Class I (ACVPVal)*

    American Century VP – VistaSM Fund – Class I (ACVPVista)*

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares (BCFTCpAsset)

Calvert Variable Series, Inc. – Social Equity Portfolio (CVSSoEq)*

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

    Dreyfus IP – Mid Cap Stock Index Portfolio – Service Shares (DryMidCapIxS)*

    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal)

Portfolios of the Federated Insurance Series (Federated IS);

    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)*

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

    Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)*

    Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

    Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

    Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)*

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

    Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

    Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2)*

    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)

    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)

Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6)*

    Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap)*

    Gartmore GVIT Emerging Markets Fund – Class I (GVITEmMrkts)*

    Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3)*

    Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc)*

    Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3)*

    Gartmore GVIT Global Financial Services Fund – Class I (GVITGlFin)*

    Gartmore GVIT Global Financial Services Fund – Class III (GVITGlFin3)*

    Gartmore GVIT Global Health Sciences Fund – Class I (GVITGlHlth)*

    Gartmore GVIT Global Health Sciences Fund – Class III (GVITGlHlth3)*

    Gartmore GVIT Global Technology and Communications Fund – Class I (GVITGlTech)*

    Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3)*

    Gartmore GVIT Global Utilities Fund – Class I (GVITGlUtl)*

    Gartmore GVIT Global Utilities Fund – Class III (GVITGlUtl3)*

    Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd)*

    Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2)*

    Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2)*

    Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2)*

    Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2)*

    Gartmore GVIT Money Market Fund – Class V (GVITMyMkt5)

    Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund)*

    Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT Small Company Fund – Class I (GVITSmComp)*

    Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec)*

    Gartmore GVIT Van Kampen Value Fund – Class I (GVITVal)

        (formerly Gartmore GVIT – Comstock Value Fund – Class I)*

Portfolios of the Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT);

    Goldman Sachs VIT – Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)*

Portfolios of the Janus Aspen Series (Janus AS);

    Janus AS – Balanced Portfolio – Service Shares (JanBal)

    Janus AS – Forty Portfolio – Service Shares (JanForty)

        (formerly Janus AS – Capital Appreciation Portfolio – Service Shares)*

    Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2)*

    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)*

Portfolios of the JPMorgan Investment Trust (JPMorgan IT);

    JPMorgan IT Mid Cap Growth Portfolio (JPMMidCapGr)

        (formerly One Group® IT Mid Cap Growth Portfolio)*

    JPMorgan IT Mid Cap Value Portfolio (JPMMidCapV)

        (formerly One Group® IT Mid Cap Value Portfolio)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

Lord Abbett Series Mid Cap Value Fund – VC (LAMidCapV)*

Mercury Large Cap Core Variable Insurance Fund – Class II (MerLgCapCore)*

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

    Neuberger Berman AMT – Fasciano Portfolio – S Class (NBAMTFasc)*

    Neuberger Berman AMT – International Portfolio – S Class (NBAMTInt)*

    Neuberger Berman AMT – Mid Cap Growth Portfolio® – I Class (NBAMTMCGr)*

Portfolios of the Oppenheimer Variable Annuity (VA);

    Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp)

    Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)*

    Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec)*

    Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt)*

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

    PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAsset)*

    PIMCO VIT – Low Duration Portfolio – Administrative Shares (PVITLowDur)

    PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet)

    PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)

Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);

    Pioneer VCT – High Yield Portfolio – Class I (PioHiYield)

Royce Capital Fund – Royce Micro Cap Portfolio (RCFMicroCap)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)*

T. Rowe Price Mid Cap Growth Fund – II (TRowMidCap2)

T. Rowe Price New America Growth Portfolio (TRowNewAmG)*

Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)*

    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)*

Portfolios of the W & R Target Funds, Inc.;

    W & R Target Funds, Inc. – Growth Portfolio (WRGrowth)*

    W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)*

*At December 31, 2005, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company may deduct an annual contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annualized rate of 0.95%.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for the two year period ended December 31, 2005 and for the period November 17, 2003 (commencement of operations) through December 31, 2003.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.95%	10,058	$13.02	$130,954	1.44%	3.87%
2004	0.95%	10,058	12.53	126,071	0.58%	10.40%
2003	0.95%	5,165	11.35	58,640	0.00%	13.53%	07/01/03

American Century VP – International Fund – Class I
2005	0.95%	1,990	15.13	30,115	1.10%	12.18%
2004	0.95%	1,990	13.49	26,845	0.52%	13.83%
2003	0.95%	1,990	11.85	23,583	0.00%	18.51%	07/01/03

American Century VP – International Fund – Class III
2005	0.95%	646	12.66	8,181	1.10%	12.03%
2004	0.95%	646	11.30	7,302	0.00%	13.04%	05/03/04

American Century VP – Ultra® Fund – Class I
2005	0.95%	18,428	12.29	226,397	0.00%	1.20%
2004	0.95%	18,428	12.14	223,717	0.00%	9.62%
2003	0.95%	4,363	11.07	48,317	0.00%	10.74%	07/01/03

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares
2005	0.95%	3,425	14.61	50,031	0.00%	2.39%
2004	0.95%	4,787	14.27	68,297	0.00%	24.45%
2003	0.95%	1,411	11.46	16,177	0.00%	14.65%	07/01/03

Dreyfus IP – Mid Cap Stock Index Portfolio – Service Shares
2004	0.95%	14,810	13.19	195,304	0.50%	13.39%
2003	0.95%	7,418	11.63	86,274	0.47%	16.30%	07/01/03

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.95%	2,017	15.57	31,401	0.00%	6.22%
2004	0.95%	2,017	14.66	29,563	0.39%	20.73%
2003	0.95%	2,017	12.14	24,487	0.32%	21.41%	07/01/03

Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.95%	87,403	12.90	1,127,136	1.23%	3.70%
2004	0.95%	141,053	12.44	1,754,103	1.77%	9.59%
2003	0.95%	141,271	11.35	1,603,085	0.75%	13.48%	07/01/03

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.95%	13,189	11.86	156,435	0.02%	3.39%
2004	0.95%	13,189	11.47	151,307	2.20%	4.05%
2003	0.95%	6,699	11.03	73,862	2.51%	10.26%	07/01/03

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.95%	537	16.72	8,976	0.00%	10.83%
2004	0.95%	537	15.08	8,099	1.06%	18.88%
2003	0.95%	537	12.69	6,813	1.59%	26.87%	07/01/03

Fidelity® VIP – Equity-Income Portfolio – Service Class
2005	0.95%	18,640	13.46	250,873	1.66%	4.76%
2004	0.95%	23,569	12.85	302,811	0.74%	10.32%
2003	0.95%	7,289	11.65	84,884	0.00%	16.46%	07/01/03

Fidelity® VIP – Growth Portfolio – Service Class
2005	0.95%	4,228	12.35	52,229	0.37%	4.67%
2004	0.95%	4,228	11.80	49,898	0.16%	2.28%
2003	0.95%	2,113	11.54	24,380	0.00%	15.38%	07/01/03

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP II – Contrafund® Portfolio – Service Class
2005	0.95%	22,679	$15.33	$347,587	0.21%	15.74%
2004	0.95%	26,115	13.24	345,814	0.16%	14.24%
2003	0.95%	13,402	11.59	155,342	0.00%	15.91%	07/01/03

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2
2005	0.95%	1,356	15.72	21,312	0.65%	9.13%
2004	0.95%	3,443	14.40	49,588	1.02%	17.40%
2003	0.95%	3,443	12.27	42,237	0.00%	22.68%	07/01/03

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3
2005	0.95%	1,617	12.60	20,377	0.70%	9.09%
2004	0.95%	4,106	11.55	47,432	0.00%	15.52%	05/03/04

Gartmore GVIT ID Moderate Fund – Class II
2005	0.95%	21,294	12.50	266,150	4.41%	4.35%

Gartmore GVIT Money Market Fund – Class V
2005	0.95%	45,281	10.15	459,685	2.88%	1.78%
2004	0.95%	52,145	9.97	520,122	0.78%	-0.07%
2003	0.95%	64,589	9.98	644,680	0.15%	-0.19%	06/30/03

Gartmore GVIT Small Cap Growth Fund – Class I
2005	0.95%	3,324	13.83	45,955	0.00%	7.07%
2004	0.95%	3,324	12.91	42,922	0.00%	12.34%
2003	0.95%	1,652	11.49	18,989	0.00%	14.94%	07/01/03

Gartmore GVIT Small Cap Value Fund – Class I
2005	0.95%	3,230	15.49	50,035	0.07%	2.10%
2004	0.95%	3,230	15.17	49,007	0.00%	16.18%
2003	0.95%	1,668	13.06	21,782	0.00%	30.59%	07/01/03

Janus AS – Balanced Portfolio – Service Shares
2005	0.95%	5,697	12.18	69,387	1.82%	6.64%

JPMorgan IT Mid Cap Growth Portfolio
2003	0.95%	1,830	11.33	20,737	0.00%	13.32%	07/01/03

JPMorgan IT Mid Cap Value Portfolio
2003	0.95%	1,735	12.04	20,891	0.00%	20.41%	07/01/03

Oppenheimer Capital Appreciation Fund/VA – Initial Class
2005	0.95%	7,039	12.71	89,498	0.88%	4.10%
2004	0.95%	7,039	12.21	85,971	0.20%	5.92%
2003	0.95%	3,581	11.53	41,292	0.00%	15.31%	07/01/03

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2005	0.95%	46,445	10.04	466,112	2.79%	0.05%
2004	0.95%	46,445	10.03	465,895	1.98%	0.87%
2003	0.95%	1,406	9.94	13,982	0.26%	-0.56%	06/30/03

PIMCO VIT – Real Return Portfolio – Administrative Shares
2005	0.95%	13,516	11.06	149,492	2.69%	1.11%
2004	0.95%	15,060	10.94	164,747	1.08%	7.86%
2003	0.95%	7,385	10.14	74,903	0.17%	1.43%	06/30/03

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.95%	91,514	10.54	964,873	3.42%	1.46%
2004	0.95%	91,514	10.39	951,028	2.10%	3.89%
2003	0.95%	31,863	10.00	318,741	0.54%	0.03%	06/30/03

Pioneer VCT – High Yield Portfolio – Class I
2005	0.95%	5,680	11.78	66,921	5.43%	0.98%
2004	0.95%	5,680	11.67	66,272	2.76%	7.04%

Royce Capital Fund – Royce Micro Cap Portfolio
2005	0.95%	1,271	15.70	19,952	0.08%	10.55%
2004	0.95%	16,220	14.20	230,312	0.00%	12.76%
2003	0.95%	10,860	12.59	136,749	0.00%	25.92%	07/01/03

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
T. Rowe Price Mid Cap Growth Fund – II
2005	0.95%	1,360	$15.39	$20,927	0.00%	13.35%
2004	0.95%	2,720	13.57	36,924	0.00%	16.93%
2003	0.95%	1,398	11.61	16,230	0.00%	16.09%	07/01/03

2005 Contract owners’ equity				$5,130,991

2004 Contract owners’ equity				$5,999,351

2003 Contract owners’ equity				$3,577,057

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-14:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-14 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
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NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company